Shareholder Report, Holdings (Details) - C000007298	Dec. 31, 2024
Colorado State Education Loan ProgramFR_19672MDE5
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Permanent University Fund - University of Texas SystemFR_915130BJ6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
New York City Transitional Finance AuthorityFR_64972JGR3
Holdings [Line Items]
Percent of Net Asset Value	3.40%
County of King WA Sewer RevenueFR_495289X62
Holdings [Line Items]
Percent of Net Asset Value	3.20%
State of DelawareFR_246381TR8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Colorado
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Washington
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Texas
Holdings [Line Items]
Percent of Net Asset Value	18.70%
New York
Holdings [Line Items]
Percent of Net Asset Value	21.00%